other long-term liabilities	6 Months Ended
Jun. 30, 2023
other long-term liabilities
other long-term liabilities
27	other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2023	2022
Contract liabilities	24	$89	$82
Other		2	2
Deferred revenues		91	84
Pension benefit liabilities	15	412	392
Other post-employment benefit liabilities		73	68
Derivative liabilities	4(d)	76	24
Investment in real estate joint ventures	21(a)	8	9
Other		56	53
		716	630
Deferred customer activation and connection fees	24	6	6
		$722	$636